Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-Cash Investing and Financing Activities:
Capital expenditures included in liabilities at the end of the year	$ 2,014	$ 2,374	$ 8,090
Financing costs included in liabilities at the end of the year		33	14
Loan assumed from Parent through deemed distributions		50,000
Borrowings repayments through capital contributions		764,080
Non-cash prepayment of lease payments	$ 5,329	11,979	$ 11,626
Capital expenditures included in liabilities at the end of the year - Right-of-use assets		$ 326